Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended	132 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000016598_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000016598_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.53%
C000016598_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				13.10%
C000120656_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.81%
C000120656_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.86%
C000120656_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.55%
C000016600_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000016600_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.53%
C000016600_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				13.10%
C000130145_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000130145_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.53%
C000130145_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				13.10%
C000016599_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000016599_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.53%
C000016599_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				13.10%
C000016601_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000016601_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.53%
C000016601_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				13.10%
C000182865_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000182865_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.53%
C000182865_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.35%
C000064233_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000064233_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.53%
C000064233_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				13.10%
C000016596_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000016596_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.53%
C000016596_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				13.10%
C000016598_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000016598_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															$ 10,000
C000016598_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														$ 10,163
C000016598_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													$ 10,721
C000016598_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												$ 13,614
C000016598_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 12,918
C000016598_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 16,554
C000016598_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 20,319
C000016598_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 25,065
C000016598_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 18,043
C000016598_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 24,529
C000016598_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,091	$ 33,091	$ 33,091	$ 33,091	$ 33,091
C000016598_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000016598_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000016598_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,138
C000016598_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,351
C000016598_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,829
C000016598_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,223
C000016598_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										17,386
C000016598_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									20,585
C000016598_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								26,494
C000016598_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							21,696
C000016598_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						27,399
C000016598_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 34,254	$ 34,254	34,254	$ 34,254	$ 34,254
C000016598_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	32.89%
C000016598_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.50%
C000016598_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.71%
C000016598_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.89%
C000016598_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.50%
C000016598_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.71%
C000120656_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Series Opportunistic Insights Fund
C000120656_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000120656_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,710
C000120656_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,853
C000120656_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												14,430
C000120656_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											14,161
C000120656_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										18,483
C000120656_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									24,246
C000120656_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								30,260
C000120656_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							22,475
C000120656_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						29,936
C000120656_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 40,819	$ 40,819	40,819	$ 40,819	$ 40,819
C000120656_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000120656_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000120656_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,048
C000120656_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,327
C000120656_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,721
C000120656_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,002
C000120656_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										17,035
C000120656_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									20,593
C000120656_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								25,877
C000120656_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							20,907
C000120656_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						26,334
C000120656_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,604	$ 32,604	32,604	$ 32,604	$ 32,604
C000120656_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	36.35%
C000120656_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		17.17%
C000120656_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				15.10%
C000016600_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000016600_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000016600_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,264
C000016600_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,937
C000016600_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												14,032
C000016600_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,451
C000016600_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										17,409
C000016600_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									21,581
C000016600_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								26,894
C000016600_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							19,557
C000016600_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						26,648
C000016600_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 36,033	$ 36,033	36,033	$ 36,033	$ 36,033
C000016600_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000016600_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000016600_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,138
C000016600_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,351
C000016600_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,829
C000016600_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,223
C000016600_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										17,386
C000016600_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									20,585
C000016600_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								26,494
C000016600_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							21,696
C000016600_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						27,399
C000016600_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 34,254	$ 34,254	34,254	$ 34,254	$ 34,254
C000016600_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	35.22%
C000016600_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.66%
C000016600_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				13.68%
C000130145_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class Z
C000130145_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000130145_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,278
C000130145_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,964
C000130145_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												14,088
C000130145_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,520
C000130145_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										17,523
C000130145_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									21,744
C000130145_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								27,134
C000130145_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							19,750
C000130145_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						26,945
C000130145_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 36,483	$ 36,483	36,483	$ 36,483	$ 36,483
C000130145_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000130145_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000130145_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,138
C000130145_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,351
C000130145_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,829
C000130145_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,223
C000130145_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										17,386
C000130145_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									20,585
C000130145_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								26,494
C000130145_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							21,696
C000130145_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						27,399
C000130145_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 34,254	$ 34,254	34,254	$ 34,254	$ 34,254
C000130145_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	35.40%
C000130145_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.80%
C000130145_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				13.82%
C000016599_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000016599_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															9,650
C000016599_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,857
C000016599_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,449
C000016599_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,339
C000016599_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											12,720
C000016599_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										16,383
C000016599_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									20,205
C000016599_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								25,053
C000016599_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							18,128
C000016599_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						24,580
C000016599_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,077	$ 33,077	33,077	$ 33,077	$ 33,077
C000016599_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000016599_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000016599_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,138
C000016599_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,351
C000016599_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,829
C000016599_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,223
C000016599_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										17,386
C000016599_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									20,585
C000016599_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								26,494
C000016599_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							21,696
C000016599_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						27,399
C000016599_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 34,254	$ 34,254	34,254	$ 34,254	$ 34,254
C000016599_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	29.86%
C000016599_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.27%
C000016599_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.71%
C000016599_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	34.57%
C000016599_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.09%
C000016599_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				13.11%
C000016601_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Contrafund®
C000016601_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000016601_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,646
C000016601_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,004
C000016601_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												14,549
C000016601_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											14,239
C000016601_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										18,509
C000016601_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									24,539
C000016601_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								30,517
C000016601_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							21,892
C000016601_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						30,503
C000016601_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 41,476	$ 41,476	41,476	$ 41,476	$ 41,476
C000016601_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000016601_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000016601_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,138
C000016601_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,351
C000016601_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,829
C000016601_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,223
C000016601_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										17,386
C000016601_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									20,585
C000016601_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								26,494
C000016601_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							21,696
C000016601_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						27,399
C000016601_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 34,254	$ 34,254	$ 34,254	$ 34,254	$ 34,254
C000016601_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	35.97%
C000016601_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		17.51%
C000016601_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				15.29%
C000182865_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Contrafund® K6
C000182865_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,000
C000182865_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,377
C000182865_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,132
C000182865_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,584
C000182865_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								19,080
C000182865_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							23,685
C000182865_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						17,262
C000182865_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 23,764	$ 23,764	$ 23,764	$ 23,764	23,764
C000182865_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000182865_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,000
C000182865_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,202
C000182865_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,710
C000182865_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,083
C000182865_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								16,674
C000182865_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							21,460
C000182865_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						17,574
C000182865_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 22,193	$ 22,193	$ 22,193	22,193	$ 22,193
C000182865_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	35.37%
C000182865_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		17.14%
C000182865_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	16.60%
C000064233_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K
C000064233_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000064233_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,655
C000064233_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,026
C000064233_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												14,592
C000064233_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											14,290
C000064233_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										18,601
C000064233_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									24,681
C000064233_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								30,709
C000064233_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							22,043
C000064233_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						30,743
C000064233_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 41,827	$ 41,827	41,827	41,827	$ 41,827
C000064233_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000064233_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000064233_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,138
C000064233_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,351
C000064233_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,829
C000064233_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,223
C000064233_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										17,386
C000064233_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									20,585
C000064233_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								26,494
C000064233_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							21,696
C000064233_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						27,399
C000064233_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 34,254	$ 34,254	34,254	$ 34,254	$ 34,254
C000064233_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	36.05%
C000064233_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		17.59%
C000064233_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				15.38%
C000016596_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000016596_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															9,425
C000016596_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,650
C000016596_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,258
C000016596_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,129
C000016596_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											12,548
C000016596_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										16,206
C000016596_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									20,036
C000016596_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								24,906
C000016596_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							18,062
C000016596_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						24,555
C000016596_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,126	$ 33,126	33,126	$ 33,126	$ 33,126
C000016596_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000016596_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															$ 10,000
C000016596_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														$ 10,138
C000016596_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													$ 11,351
C000016596_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												$ 13,829
C000016596_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 13,223
C000016596_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 17,386
C000016596_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 20,585
C000016596_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 26,494
C000016596_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 21,696
C000016596_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 27,399
C000016596_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 34,254	$ 34,254	$ 34,254	$ 34,254	$ 34,254
C000016596_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.15%
C000016596_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.01%
C000016596_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.72%
C000016596_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	34.91%
C000016596_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.37%
C000016596_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				13.39%